Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Additional units of underwriting discounts and commissions (in Shares)	3,000,000	3,000,000
Option expired date	Sep. 25, 2021	Sep. 25, 2021
Underwriting discount paid	$ 4,000,000	$ 4,000,000
Deferred underwriting commissions payable	7,000,000	7,000,000
Aggregate Fee	1,500,000
Incentive fee	250,000	$ 250,000
Commitment fee	$ 1,000,000
Underwriters option days		45 days
Advisory fee		$ 1,000,000